Employee Benefit Plans - Disaggregated Plan Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 222,417	$ 194,160
Non-US
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	67,943	62,485	$ 54,898
Accumulated benefit obligation	67,943	62,485
Fair value of plan assets	83,808	76,429	68,597
US plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	266,090	240,249	210,944
Accumulated benefit obligation	266,090	240,249
Fair value of plan assets	$ 222,417	$ 194,160	$ 165,730